Share-based compensation - Fair value assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair value assumptions
Expected dividends	0.00%	0.00%
Minimum
Fair value assumptions
Expected volatility	72.00%	71.00%
Expected life in years	6 years 1 month 28 days	6 years 3 days
Risk-free interest rate (based on government bonds)	3.81%	3.63%
Maximum
Fair value assumptions
Expected volatility	79.00%	74.00%
Expected life in years	6 years 2 months 26 days	6 years 7 days
Risk-free interest rate (based on government bonds)	4.21%	4.52%
Stock options
Fair value assumptions
Total intrinsic value of options exercised	$ 4,807	$ 208
Total fair value of shares vested	$ 5,256	$ 8,353